Note 1 - Nature of the Business and Basis of Preparation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		6 Months Ended
	Jun. 18, 2020	Mar. 21, 2019	Jul. 31, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Proceeds from Issuance of Common Stock					$ 26,938	$ 5,596
Public Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)				2,219,500
Shares Issued, Price Per Share (in dollars per share)				$ 13	$ 13
Proceeds from Issuance of Common Stock, Net				$ 26,395
Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)	384,615
Shares Issued, Price Per Share (in dollars per share)	$ 13
Private Placement [Member] | Subsequent Event [Member]
Proceeds from Issuance of Common Stock			$ 5,000
Jefferies [Member]
Proceeds from Issuance of Common Stock		$ 13,185
Stock Issued During Period, Shares, New Issues (in shares)		630,228